Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The components of cash and cash equivalents at December 31, 2024, and 2023 are as follows:

	12/31/2024	12/31/2023
Cash and cash equivalents	4,797	3,059
Short-term investments	13,238	8,339
Total	18,035	11,398

Short-term investments in the Group consist of liquid investments earning interest based on 101% of CDI for the years ended December 31, 2024, and 2023. The short-term investments may be redeemed at any time, at the Group’s request, without substantial modification of its values.